Related party disclosures	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related party disclosures

Note 23. Related party disclosures

Share-based compensation to related parties

Information about share-based compensation to related parties is found in Note 6 Share-based compensation.

Transactions with related parties

On April 18, 2023 the Company issued Convertible Notes to related parties, Nativus Company Limited and Verlinvest, with a fair value of $174.0 million. As of June 30, 2025, the fair value of the outstanding Convertible Notes to related parties amounted to $161.3 million. The Convertible Notes were issued with the terms and conditions described in Note 21 Convertible Notes.